The Company uses nominal incremental borrowing rates to measure its lease liabilities. The nominal and real interest rates are presented below: (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Lease liabilities one [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Weighted average maturity lease liabilities	1 year
Nominal rate	4.92%	5.69%
Actual rate	0.43%	1.05%
Lease liabilities two [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Weighted average maturity lease liabilities	2 years
Nominal rate	4.81%	5.96%
Actual rate	0.49%	2.61%
Lease liabilities three [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Weighted average maturity lease liabilities	3 years
Nominal rate	6.31%	6.80%
Actual rate	2.14%	2.53%
Lease liabilities four [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Weighted average maturity lease liabilities	4 years
Nominal rate	7.15%	8.50%
Actual rate	2.90%	4.56%
Lease liabilities five [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Weighted average maturity lease liabilities	5 years
Nominal rate	9.69%	8.98%
Actual rate	4.85%	4.40%
Lease liabilities six [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Weighted average maturity lease liabilities	6 years
Nominal rate	10.61%
Actual rate	5.15%
Lease liabilities seven [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Weighted average maturity lease liabilities	7 years
Nominal rate	10.96%
Actual rate	5.74%
Lease liabilities eight [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Weighted average maturity lease liabilities	8 years
Nominal rate		10.47%
Actual rate		5.71%
Lease liabilities nine [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Weighted average maturity lease liabilities	9 years
Nominal rate		10.75%
Actual rate		5.97%
Lease Liabilities Ten [Member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Weighted average maturity lease liabilities	10 years
Nominal rate		11.39%
Actual rate		6.64%
Lease liabilities eleven [Member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Weighted average maturity lease liabilities	12 years
Nominal rate	9.85%
Actual rate	5.55%
Lease liabilities twelve [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Weighted average maturity lease liabilities	13 years
Nominal rate		11.68%
Actual rate		7.38%
Lease Liabilities Thirteen [Member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Weighted average maturity lease liabilities	14 years
Nominal rate		11.84%
Actual rate		7.13%
Lease Liabilities Fourteen [Member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Weighted average maturity lease liabilities	16 years
Nominal rate	12.44%
Actual rate	6.70%
Lease liabilities fifteen [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Weighted average maturity lease liabilities	20 years
Nominal rate	12.95%	13.26%
Actual rate	7.07%	9.00%